Equity (Details Narrative)	1 Months Ended					12 Months Ended
	Nov. 30, 2021 EUR (€) € / shares shares	Nov. 30, 2021 USD ($) $ / shares shares	May 31, 2021 EUR (€) € / shares shares	May 31, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares	Dec. 31, 2021 EUR (€) shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					790,075
Number of ordinary shares issued	5,175,000	5,175,000	8,145,176	8,145,176
Number of American Depositary Shares Issued	354,060	354,060	2,850,088	2,850,088
Payments for share issue costs | €	€ 6,700,000		€ 6,800,000
Conditional capital shares						6,572,937
Maximum Capital Increase | €						€ 5,175,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares | €	€ 88,000,000.0		€ 89,600,000
Europe [Member]
IfrsStatementLineItems [Line Items]
Number of ordinary shares issued	4,466,880	4,466,880	2,445,000	2,445,000
Offering Price Per Share | € / shares	€ 17.00		€ 11.00
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Offering Price Per Share | $ / shares		$ 39.42		$ 26.41
United States of America, Dollars | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares | $		$ 102,000,000.0		$ 107,600,000
ESOP 2016 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					363,050
ESOP 2017 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement					427,025